DEBT - Total interest expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
DEBT
Cash interest expense			$ 6,587	$ 99
Payment in kind interest, net	$ 5,722	$ 5,220	14,582	19,619
LOC commitment charges			153	141
Amortization of debt issuance costs			2,361	551
Total	$ 6,229	$ 5,549	23,683	20,410
Interest expense related to capitalized software development			358
Amendment fee paid in kind			$ 1,754	$ 334